Franklin California Tax-Free Income Fund
Statement of Investments, June 30, 2020 (unaudited)
	Principal Amount	Value
Municipal Bonds 97.0%
California 96.2%
ABAG Finance Authority for Nonprofit Corporations COP, Santa Clara County and Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage Insured, 6.65%, 10/01/22	$210,000	$210,972
ABAG Finance Authority for Nonprofit Corporations MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,508,965
ABAG Finance Authority for Nonprofit Corporations Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,089,100
Eskaton Properties Inc. Obligated Group, Refunding, 5.00%, 11/15/35	10,000,000	10,417,500
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	15,098,200
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	30,262,123
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	21,338,280
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/27	3,035,000	2,776,236
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	2,688,563
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	2,793,562
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	2,546,615
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	9,721,650
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	55,049,400
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,596,788
Anaheim City School District GO, Orange County, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	7,953,975
Anaheim Housing and Public Improvement Authority Revenue,
Refunding, Series C, 5.00%, 10/01/45	2,750,000	3,192,475
Series A, 5.00%, 10/01/45	1,365,000	1,584,629
Series A, 5.00%, 10/01/50	1,850,000	2,139,618
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/24	26,855,000	25,973,350
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/26	29,430,000	27,518,521
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/27	22,860,000	20,940,674
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/28	14,425,000	12,946,870
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/29	24,810,000	21,739,514
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/32	13,665,000	10,938,013
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/33	37,070,000	28,702,930
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 9/01/34	24,970,000	18,827,630
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero cpn., 3/01/37	$15,080,000	$11,205,646
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	7,999,752
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Pre-Refunded, 5.00%, 8/01/39	11,750,000	14,239,355
Atascadero USD, GO, San Luis Obispo County, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,491,882
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/48	25,000,000	4,270,500
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., Pre-Refunded, 8/01/53	60,000,000	6,973,800
GO, Los Angeles County, Election of 2006, BAM Insured, Pre-Refunded, 5.00%, 8/01/43	5,000,000	5,715,050
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	70,142,400
San Francisco Bay Area, Series S-4, AGMC Insured, Pre-Refunded, 5.125%, 4/01/48	20,000,000	22,650,000
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/42	84,260,000	93,250,542
San Francisco Bay Area, Subordinate, Refunding, Series S-7, 4.00%, 4/01/47	72,000,000	79,143,840
San Francisco Bay Area, Subordinate, Refunding, Series S-8, 5.00%, 4/01/56	25,000,000	30,011,500
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.00%, 4/01/43	36,040,000	40,692,043
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.125%, 4/01/48	27,355,000	30,979,537
San Francisco Bay Area, Subordinate, Series S-4, Pre-Refunded, 5.25%, 4/01/53	33,000,000	37,485,030
Beaumont Public Improvement Authority Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/01/49	10,000,000	12,092,100
Beaumont USD,
GO, Riverside County, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	6,295,190
GO, Riverside County, Election of 2008, Series C, AGMC Insured, Pre-Refunded, 5.75%, 8/01/36	6,200,000	6,571,194
Berkeley USD, GO, Alameda County, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,110,513
Cabrillo USD, GO, Election 2018, Series B, 5.00%, 8/01/50	6,500,000	7,995,585
California Community College Financing Authority Lease Revenue, Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series A, NATL Insured, 5.125%, 4/01/31	880,000	889,610
California County Tobacco Securitization Agency Tobacco Settle Revenue,
Senior, Series A, 4.00%, 6/01/49	3,525,000	3,860,122
Subordinate, Series B-1, 5.00%, 6/01/49	1,000,000	1,160,150
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,355,000	7,360,516
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	10,669,841
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	18,341,350
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	7,665,000	7,670,749
California Health Facilities Financing Authority Revenue,
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,158,860
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	50,985,000
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,808,650
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,639,392
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38	17,000,000	17,000,000
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	10,512,100
  |  2

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority Revenue, (continued)
City of Hope Obligated Group, 5.00%, 11/15/49	$37,000,000	$43,049,500
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,174,800
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,989,780
El Camino Hospital, 5.00%, 2/01/47	12,500,000	14,594,125
Feedback Foundation Inc. Olive Crest Treatment Centers and South California Alcohol and Drug Programs Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	390,000	391,970
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	28,222,250
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	433,267,450
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	47,887,200
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	41,802,572
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/56	22,000,000	25,952,520
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,960,765
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 4.00%, 11/01/40	3,750,000	4,331,775
Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%, 11/01/50	25,065,000	31,253,298
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/34	1,000,000	1,161,980
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/39	1,450,000	1,666,833
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured, 5.00%, 7/01/44	1,160,000	1,323,340
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	5,110,000	5,800,054
Providence Health and Services, Series A, Pre-Refunded, 5.00%, 10/01/38	3,890,000	4,659,170
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	11,475,310
Stanford Health Care, Refunding, Series A, 4.00%, 8/15/50	30,900,000	35,698,152
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,996,800
Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	40,833,333
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	89,970,000	105,650,871
Sutter Health, Series A, 4.00%, 11/15/42	11,680,000	13,059,291
Sutter Health, Series A, 5.00%, 11/15/48	34,500,000	41,312,025
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	99,368,758
California HFA Municipal Certificates Revenue,
Class A, 4.25%, 1/15/35	49,784,144	54,439,956
Class A, Series 2, 4.00%, 3/20/33	15,116,206	16,228,607
California Infrastructure and Economic Development Bank Lease Revenue,
California State Teachers Retirement System Headquarters Expansion, Green Bonds, Climate Bond Certified, 5.00%, 8/01/44	8,000,000	9,941,440
California State Teachers Retirement System Headquarters Expansion, Green Bonds, Climate Bond Certified, 5.00%, 8/01/49	30,300,000	37,425,954
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	8,914,000
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	13,460,000	17,497,596
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	66,386,549
Clean Water State Revolving Fund, Green Bonds, 5.00%, 10/01/48	10,000,000	12,408,600
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,794,312
  |  3

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Infrastructure and Economic Development Bank Revenue, (continued)
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	$1,900,000	$2,260,259
California Municipal Finance Authority Mobile Home Park Revenue, Caritas Projects, Senior, Refunding, Series A, 4.00%, 8/15/52	27,350,000	28,608,100
California Pollution Control Financing Authority Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 7/01/39	7,250,000	8,260,505
California State Community College Financing Authority College Housing Revenue, NCCD - Orange Coast Properties LLC - Orange Coast College Project, 5.25%, 5/01/53	8,150,000	8,349,105
California State Community College Financing Authority Lease Revenue,
Sequoias and Kern, 5.125%, 6/01/35	360,000	360,986
Sequoias and Kern, Pre-Refunded, 5.00%, 6/01/30	770,000	772,256
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,063,700
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47	11,000,000	12,130,690
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	7,023,506
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	6,636,749
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	3,629,143
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	4,733,786
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	6,155,433
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	5,949,752
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	4,250,450
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	18,017,741
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	39,807,706
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	90,810,192
Stanford University, Series U-4, 5.00%, 6/01/43	24,205,000	38,596,325
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	146,329,273
Stanford University, Series V-1, 5.00%, 5/01/49	20,000,000	33,389,000
University of San Francisco, Refunding, Series A, 5.00%, 10/01/48	10,000,000	11,688,300
University of San Francisco, Refunding, Series A, 5.00%, 10/01/53	10,000,000	11,598,000
California State GO,
NATL Insured, 6.00%, 10/01/21	65,000	65,920
Various Purpose, 5.125%, 4/01/24	5,000	5,019
Various Purpose, 6.00%, 5/01/24	2,565,000	2,612,478
Various Purpose, 5.20%, 4/01/26	20,000	20,077
Various Purpose, 5.25%, 11/01/40	69,685,000	70,691,948
Various Purpose, 4.00%, 3/01/46	6,750,000	7,951,703
Various Purpose, 5.00%, 4/01/49	5,000,000	6,344,600
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	170,000	171,530
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,362,381
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	994,465
Various Purpose, NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,069,414
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	257,183
Various Purpose, Refunding, 5.25%, 3/01/30	15,000,000	15,056,850
  |  4

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	California State GO, (continued)
	Various Purpose, Refunding, 6.00%, 3/01/33	$8,400,000	$8,437,884
	Various Purpose, Refunding, 5.00%, 3/01/35	50,000,000	66,680,500
	Various Purpose, Refunding, 4.00%, 3/01/36	10,000,000	12,140,800
	Various Purpose, Refunding, 5.00%, 10/01/39	15,000,000	17,956,500
	Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	16,050,320
	Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	90,797,000
	Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	49,206,076
	Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,542,000
	Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	26,182,575
	Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,908,200
	Various Purpose, Refunding, 5.00%, 10/01/47	81,000,000	95,943,690
	Various Purpose, Refunding, 5.00%, 11/01/47	10,000,000	12,338,200
	Various Purpose, Refunding, 5.00%, 10/01/49	2,000,000	2,564,580
	California State HFA, MF Revenue, Green M-TEBS, Noble Tower Apartments, Refunding, Series N, FNMA Insured, 2.35%, 12/01/35	9,922,808	10,236,964
	California State HFA Limited Obligation MFHR, Longshore Cove Apartments, Series E, FNMA Insured, 2.50%, 2/01/38	9,956,624	10,237,401
[a]	California State Infrastructure and Economic Development Bank Revenue, Refunding, Series B, 5.00%, 11/01/29	5,000,000	6,581,700
	California State Municipal Finance Authority Revenue,
	Channing House Project, Series B, California Mortgage Insured, 5.00%, 5/15/47	10,000,000	11,657,900
	Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,229,740
	Community Medical Centers, Refunding, Series A, 5.00%, 2/01/46	15,000,000	16,533,450
	Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	20,750,000	23,347,277
	Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,780,289
	Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,482,800
	Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,000,000
	Inland Christian Home, 4.00%, 12/01/49	2,670,000	3,021,479
	Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	27,179,683
	LINXS APM Project, senior lien, Series A, 5.00%, 12/31/37	5,000,000	5,759,100
	LINXS APM Project, senior lien, Series A, 5.00%, 12/31/43	11,800,000	13,397,838
	LINXS APM Project, senior lien, Series A, 5.00%, 12/31/47	61,850,000	69,933,176
	NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/43	10,000,000	11,803,200
	NCROC-Paradise Valley Estates Project, Series A, California Mortgage Insured, 5.00%, 1/01/49	18,990,000	22,261,217
	NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,110,555
	NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,393,035
	South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	37,461,771
	University of La Verne, Refunding, Series A, 4.00%, 6/01/47	10,500,000	11,266,815
	California State Municipal Finance Authority Student Housing Revenue, CHF-Davis I, LLC-West Village Student Housing Project, 5.00%, 5/15/51	10,000,000	11,222,300
	California State PCFA Revenue, San Jose Water Co. Project, 4.75%, 11/01/46	15,000,000	17,101,050
	California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project Pipeline, Refunding, 5.00%, 11/21/45	1,905,000	2,149,278
	California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,325,000	1,547,375
  |  5

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	$16,520,000	$18,115,997
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	51,582,956
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	19,166,103
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	30,920,380
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	44,580,800
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	15,884,850
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,751,990
Systemwide, Refunding, Series A, 5.00%, 11/01/39	19,920,000	25,451,186
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	35,440,285
Systemwide, Refunding, Series A, 5.00%, 11/01/43	16,870,000	21,280,830
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	13,036,320
Systemwide, Refunding, Series A, 5.00%, 11/01/44	32,345,000	37,295,402
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	76,325,760
Systemwide, Refunding, Series A, 5.00%, 11/01/50	17,385,000	21,707,780
Systemwide, Series A, 5.00%, 11/01/44	13,100,000	16,851,054
Systemwide, Series A, 5.00%, 11/01/49	90,295,000	115,267,888
Systemwide, Series A, 5.00%, 11/01/51	40,470,000	51,524,785
Systemwide, Series A, Pre-Refunded, 5.00%, 11/01/42	29,645,000	31,514,117
California Statewide CDA,
COP, Citrus Valley Health Partners Inc., NATL Insured, 5.125%, 4/01/23	3,775,000	3,787,420
COP, Insured Health Facilities, UniHealth America, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25	4,540,000	4,776,897
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,211,100
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,732,683
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/48	67,585,000	79,240,709
Cottage Health System Obligated Group, Pre-Refunded, 5.25%, 11/01/30	18,500,000	18,809,135
Cottage Health System Obligated Group, Pre-Refunded, 5.00%, 11/01/40	56,000,000	56,889,280
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,365,400
Huntington Memorial Hospital Project, 5.00%, 7/01/48	7,980,000	9,281,299
Insured Health Facility, CLARE Foundation Inc. and Principals Inc., Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	315,000	316,156
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	94,046,885
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,239,640
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,278,000
The Redwoods, a Community of Seniors Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,142,838
California Statewide CDA Student Housing Revenue,
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.125%, 5/15/31	8,000,000	8,197,440
University of California, Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding, 5.375%, 5/15/38	8,500,000	8,697,540
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Monterey Merced Los Angeles san Bernardino County, Series A, AGMC Insured, 5.25%, 10/01/24	275,000	276,086
  |  6

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	$5,000,000	$4,998,450
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	6,249,479
Carlsbad USD,
GO, San Diego County, Capital Appreciation, Election of 2006, Series B, 6.00%, 5/01/34	14,000,000	16,740,780
GO, San Diego County, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	39,471,960
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,008,080
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,729,752
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,211,515
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,214,279
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,680,226
Chaffey Joint UHSD, GO, San Bernardino County, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,926,125
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,897,600
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,911,280
Chino Valley Unified School District GO, Series B, 3.375%, 8/01/50	20,500,000	22,197,810
Chino Valley USD,
GO, Refunding, Series B, 4.00%, 8/01/45	3,000,000	3,536,310
GO, Series B, 5.00%, 8/01/55	12,500,000	15,879,000
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	17,561,775
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	5,509,920
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	5,317,760
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	4,504,575
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	5,407,500
Coalinga-Huron Joint USD, GO, Fresno Monterey and San Benito Counties, Election of 2016, Series B, BAM Insured, 5.00%, 8/01/48	13,210,000	15,652,133
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,011,610
Colton Joint USD, GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	9,122,669
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	10,000,000	10,028,900
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	11,191,136
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,026,900
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,274,458
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,537,156
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,345,008
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	4,420,388
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	5,660,784
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	23,515,000
  |  7

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	$3,500,000	$3,541,195
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	17,917,713
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	11,005,028
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	695,000	722,272
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,678,200
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,768,043
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	16,184,700
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	10,041,760
Green Bond, Series A, 5.00%, 6/01/44	4,000,000	5,094,600
Green Bond, Series A, 5.00%, 6/01/49	11,700,000	14,810,328
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	36,310,198
El Dorado Irrigation District COPS,
Series A, 4.00%, 3/01/45	5,000,000	5,860,000
Series A, 4.00%, 3/01/50	15,330,000	17,739,569
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,788,360
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	4,103,525
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,384,258
Folsom Cordova USD, GO, School Facilities ID No. 5, Election of 2014, Sacramento County, Series C, 4.00%, 10/01/43	17,500,000	20,224,050
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	25,448,775
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	46,036,355
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	32,002,245
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	41,167,000
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	43,777,147
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	60,183,500
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	108,617,320
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	30,646,598
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,686,481
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	70,501,796
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	20,038,754
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	22,516,281
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	14,168,250
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,864,220
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	32,004,631
Refunding, Series A, 5.75%, 1/15/46	260,000,000	289,114,800
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,081,300
Series A, Pre-Refunded, 6.00%, 1/15/49	305,000,000	365,505,900
Series A, Pre-Refunded, 6.00%, 1/15/53	190,000,000	227,692,200
Fort Bragg USD, GO, Election of 2008, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	4,380,000	4,610,257
  |  8

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	$3,095,000	$1,862,045
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	1,746,175
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,570,464
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured, Pre-Refunded, 5.00%, 8/01/44	5,000,000	5,723,350
Freddie Mac MF ML Certificates Revenue, Pass Through ML06, Class A, 2.493%, 7/25/35	52,619,313	56,238,996
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	11,799,350
GO, Capital Appreciation, Election of 2010, Refunding, Series B, zero cpn., 8/01/41	35,000,000	8,786,750
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,186,630
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/31	2,500,000	2,789,675
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,979,096
Glendale Community College District GO,
Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	11,908,800
[a] Series B, 4.00%, 8/01/50	34,950,000	40,529,418
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	4,535,000	4,548,696
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	29,236,500
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	246,225,089
Asset-Backed, Series A, 5.00%, 6/01/45	308,395,000	354,808,447
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, Refunding, Series A-1, 5.00%, 6/01/35	28,340,000	33,774,762
Grossmont Cuyamaca Community College District GO, Election of 2012, Series B, 4.00%, 8/01/47	10,000,000	11,468,100
Grossmont UHSD, GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,955,218
Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47	655,000	740,091
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	26,730,800
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	15,496,888
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,734,684
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, Pre-Refunded, 5.375%, 8/01/34	7,750,000	7,782,318
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn., 8/01/28	10,005,000	8,529,363
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,011,500
Irvine Unified School District Special Tax,
Series A, 4.00%, 9/01/44	6,250,000	6,992,375
Series A, 4.00%, 9/01/50	8,000,000	8,803,840
Series A, BAM Insured, 4.00%, 9/01/54	12,285,000	13,473,819
Irvine USD, Special Tax Revenue, Series A, 4.00%, 9/01/40	2,960,000	3,356,699
Irvine USD Special Tax,
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,045,730
CFD No. 09-1, Series D, 5.00%, 3/01/57	10,000,000	11,368,600
  |  9

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	$3,045,000	$3,523,735
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,150,020
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,590,503
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,426,880
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,031,520
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	12,028,245
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	7,951,824
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,863,663
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1, Refunding, 6.10%, 6/01/22	145,000	146,882
Lake Elsinore USD, GO, Riverside County, General, Election of 2016, Series B, 4.00%, 8/01/49	12,330,000	13,746,224
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	5,692,682
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	45,993,644
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	5,219,865
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	5,568,924
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	10,321,531
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,109,462
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	8,623,951
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	16,955,400
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	10,209,840
Series A, 5.00%, 11/15/29	17,465,000	21,948,440
Series A, 5.50%, 11/15/30	5,000,000	6,595,600
Series A, 5.00%, 11/15/35	69,800,000	92,866,108
Series A, 5.50%, 11/15/37	35,000,000	49,738,500
Long Beach Harbor Revenue,
Refunding, Series C, 5.00%, 5/15/47	12,210,000	14,473,246
Series A, 5.00%, 5/15/49	18,205,000	22,352,281
Los Angeles Community College District GO, Refunding, 5.00%, 8/01/38	10,000,000	12,094,100
Los Angeles County MTA Sales Tax Revenue,
Green Bonds, Proposition C, Senior, Refunding, Series A, 5.00%, 7/01/44	32,030,000	39,836,672
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	21,452,944
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	13,274,139
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	34,003,482
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	12,049,900
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Green Bonds, Refunding, Series A, 4.00%, 10/01/42	16,430,000	18,250,115
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Refunding, Series A, 5.00%, 5/15/40	10,000,000	12,730,300
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/35	10,500,000	13,600,020
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/37	8,000,000	10,264,240
  |  10

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Los Angeles Department of Airports Revenue, (continued)
	Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/38	$9,925,000	$12,704,298
	Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/39	10,265,000	13,102,041
	Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	7,610,000	7,691,808
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	31,310,000	31,646,582
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	11,740,000	11,866,205
	Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,392,685
	Los Angeles International Airport, Subordinate, Refunding, Series A, 5.00%, 5/15/49	10,000,000	12,089,700
	Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/43	15,005,000	18,722,339
	Los Angeles International Airport, Subordinate, Refunding, Series E, 5.00%, 5/15/48	33,145,000	41,051,077
	Los Angeles International Airport, Subordinate, Refunding, Series F, 5.00%, 5/15/44	2,950,000	3,588,380
	Los Angeles International Airport, Subordinate, Refunding, Series F, 3.00%, 5/15/49	18,500,000	18,754,930
	Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/44	60,000,000	71,647,800
	Los Angeles International Airport, Subordinate, Series A, 5.00%, 5/15/47	50,350,000	58,805,779
	Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,419,000
	Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	60,717,330
	Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/44	22,135,000	27,267,442
	Los Angeles International Airport, Subordinate, Series E, 5.00%, 5/15/49	62,940,000	77,080,730
	Subordinate, Series C, 5.00%, 5/15/37	9,550,000	11,470,123
	Los Angeles Department of Water and Power Revenue,
	Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,766,350
	Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,878,873
	Power System, Refunding, Series A, 5.00%, 7/01/46	15,000,000	17,737,650
	Power System, Series A, 5.00%, 7/01/42	7,710,000	9,405,892
	Power System, Series A, 5.00%, 7/01/45	18,980,000	24,004,006
	Power System, Series A, 5.00%, 7/01/47	16,000,000	19,399,360
	Power System, Series A, 5.00%, 7/01/49	9,185,000	11,569,334
	Power System, Series B, 5.00%, 7/01/35	11,995,000	14,458,173
	Power System, Series B, 5.00%, 7/01/43	62,000,000	70,078,600
	Power System, Series D, 5.00%, 7/01/44	51,940,000	59,517,007
	Power System, Series E, 5.00%, 7/01/44	34,000,000	38,959,920
	[a] Refunding, Series B, 5.00%, 7/01/39	13,000,000	17,283,240
	[a] Refunding, Series B, 5.00%, 7/01/40	40,520,000	53,589,321
	[a] Refunding, Series B, 5.00%, 7/01/45	10,775,000	14,055,880
	[a] Refunding, Series B, 5.00%, 7/01/50	70,265,000	91,259,479
	Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	87,690,456
	Water System, Refunding, Series A, 5.00%, 7/01/46	62,660,000	74,277,791
	Water System, Refunding, Series B, 5.00%, 7/01/48	10,000,000	12,544,800
	Water System, Series A, 5.00%, 7/01/43	13,805,000	17,220,771
	Water System, Series A, 5.00%, 7/01/44	72,060,000	87,846,184
	Water System, Series A, 5.00%, 7/01/44	50,000,000	57,420,500
	Water System, Series A, 5.00%, 7/01/48	22,375,000	27,733,812
[a]	Los Angeles Department of Water and Power Waterworks Revenue,
	Refunding, Series A, 5.00%, 7/01/41	15,000,000	19,852,950
	Refunding, Series A, 5.00%, 7/01/47	5,500,000	7,191,690
	Refunding, Series A, 5.00%, 7/01/50	12,500,000	16,274,875
	Los Angeles Harbor Department Revenue, Exempt Facility, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,793,603
  |  11

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	$190,000	$190,770
	Los Angeles USD, GO, Series RYQ, 4.00%, 7/01/44	28,200,000	33,052,656
	Los Angeles Wastewater System Revenue,
	Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,953,963
	Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,563,660
	Green Bonds, Subordinate, Series A, 5.00%, 6/01/48	11,275,000	13,891,251
	Los Angels Department of Water and Power Revenue, Power System, Refunding, Series D, 5.00%, 7/01/44	8,450,000	10,836,956
	Los Gatos-Saratoga Joint UHSD,
	GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,857,387
	GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	17,854,108
	Madera County COP,
	Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	5,345,000	5,389,845
	Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,596,800
	McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,168,912
	Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,814,925
[a]	Metropolitan Water District of Southern California Revenue, Refunding, Series C, 5.00%, 7/01/40	20,000,000	26,669,600
	The Metropolitan Water District of Southern California Water Revenue,
	Authorization, Series A, 5.00%, 7/01/40	10,000,000	11,932,600
	Refunding, Series A, 5.00%, 10/01/45	16,665,000	21,579,842
[a]	Metropolitan Water District of Southern Revenue, Refunding, Series C, 5.00%, 7/01/39	16,000,000	21,447,680
	Midpeninsula Regional Open Space District GO, Green Bond, 4.00%, 9/01/48	11,220,000	12,929,143
	Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	7,275,000	7,927,349
	Modesto High School District Stanislaus County GO,
	Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,606,870
	Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	10,597,510
	Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	11,604,099
	Monterey Peninsula USD,
	GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	18,547,725
	GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	13,533,298
	Moorpark USD, GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	4,681,560
	Moreno Valley USD,
	GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	5,934,332
	GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	6,136,605
	GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	34,371,194
	Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	58,527,150
	M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	39,286,750
	M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	5,440,000	5,751,712
	Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	420,000	421,008
	Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	27,111,400
	Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	1,980,000	2,084,821
	Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero cpn., 6/01/41	36,240,000	8,424,350
  |  12

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/49	$1,895,000	$1,902,409
Ocean View School District Orange County GO, Series B, 2.50%, 8/01/49	9,775,000	9,927,979
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	6,910,716
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	4,956,752
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	14,064,000
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%, 8/01/46	11,765,000	14,193,767
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,782,610
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	17,200,419
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,466,774
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,926,741
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%, 10/01/40	7,500,000	8,846,850
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	11,656,914
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	86,723,630
Election of 2006, Series C, 5.00%, 8/01/44	35,120,000	41,462,321
Palomar Health Revenue, Refunding, AGMC Insured, 5.00%, 11/01/47	35,000,000	40,255,250
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, 7.00%, 8/01/38	36,000,000	51,860,880
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	84,469,200
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43	32,000,000	8,006,720
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48	28,000,000	4,695,040
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,713,249
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,719,647
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	25,108,320
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/22	1,900,000	1,866,902
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/23	1,985,000	1,929,619
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/24	2,075,000	1,986,958
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/25	2,170,000	2,042,686
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/26	2,265,000	2,078,817
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	18,607,314
Perris UHSD,
COP, School Financing Project, BAM Insured, 5.00%, 10/01/48	10,000,000	12,480,800
GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,576,850
Pittsburg USD, GO, Contra Costa County, Refunding, 4.00%, 8/01/44	11,000,000	12,255,980
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%, 9/01/46	9,980,000	10,588,481
  |  13

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	$27,955,000	$15,893,815
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	44,296,720
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	38,255,950
Pleasanton USD, COP, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,000,000	4,015,480
Pomona USD, GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	16,691,520
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	13,555,892
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	15,099,203
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,932,683
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn., 8/01/46	45,000,000	20,969,550
Poway USD Special Tax,
CFD No. 16, Del Sur East II, AGMC Insured, 4.00%, 9/01/50	2,000,000	2,171,520
CFD No. 16, Del Sur East II, Improvement Area A, AGMC Insured, 4.00%, 9/01/50	5,500,000	5,971,680
The Regents of the University of California Revenue,
General, Refunding, Series AZ, 5.00%, 5/15/48	72,325,000	89,382,128
Limited Project, Refunding, Series O, 5.00%, 5/15/48	20,000,000	24,634,200
Limited Project, Refunding, Series O, 5.00%, 5/15/58	10,000,000	12,221,300
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	34,345,080
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	7,065,200
Ripon USD,
GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, 5.00%, 8/01/42	2,315,000	2,626,946
GO, Capital Appreciation, Election of 2012, Series A, BAM Insured, Pre-Refunded, 5.00%, 8/01/42	705,000	806,992
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/23	14,160,000	13,830,214
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn., 6/01/24	13,005,000	12,536,170
Riverside County SFMR,
Capital Appreciation, Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	24,988,855
Capital Appreciation, Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	25,603,054
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Series A, Pre-Refunded, 5.25%, 6/01/39	11,000,000	12,585,430
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	10,791,700
Riverside Electric Revenue, Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,035,242
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	29,840,750
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	13,030,177
Rocklin USD,
CFD No. 3 GO, Subordinate, 4.00%, 9/15/49	11,825,000	13,548,021
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	7,814,424
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	8,145,911
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	8,340,162
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	14,959,481
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,423,981
  |  14

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	$5,000	$5,016
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,874,150
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, 4.00%, 10/01/47	10,620,000	12,466,712
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	21,734,200
Sacramento County Airport System Revenue,
Senior, 5.00%, 7/01/40	9,000,000	9,026,100
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,412,700
Subordinate, Refunding, Series B, 5.00%, 7/01/41	9,000,000	10,244,520
Sacramento County Sanitation Districts Financing Authority Revenue,
[a] Refunding, Series A, 5.00%, 12/01/45	9,000,000	11,850,930
[a] Refunding, Series A, 5.00%, 12/01/50	10,000,000	13,109,900
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,652,000
Sacramento MUD Electric Revenue,
Series G, 5.00%, 8/15/39	8,190,000	10,679,514
Series G, 5.00%, 8/15/41	2,500,000	3,241,625
Series H, 5.00%, 8/15/50	51,700,000	67,424,038
Sacramento Transient Occupancy Tax Revenue,
Convention Center Complex, Senior, Series A, 5.00%, 6/01/43	6,035,000	6,714,843
Convention Center Complex, Senior, Series A, 5.00%, 6/01/48	19,830,000	21,933,368
Convention Center Complex, Subordinate, Series C, 5.00%, 6/01/48	9,415,000	10,379,378
Sacramento Water Revenue, Pre-Refunded, 5.00%, 9/01/38	21,630,000	24,769,594
Salida Area Public Facilities Financing Agency No. 88 Special Tax, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	5,435,000	5,734,849
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	29,694,919
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	6,045,000	5,610,425
San Buenaventura Public Facilities Financing Authority Wastewater Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,679,630
Series C, 5.00%, 1/01/44	10,840,000	12,300,256
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,707,444
San Diego Community College District GO, Capital Appreciation, Election of 2002, 6.00%, 8/01/33	26,880,000	35,570,573
San Diego County COP, The Salk Institute for Biological Studies, Pre-Refunded, 5.125%, 7/01/40	15,000,000	15,000,000
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,272,442
Subordinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	11,565,000
Subordinate, Refunding, Series B, 4.00%, 7/01/44	3,000,000	3,311,130
Subordinate, Refunding, Series B, 5.00%, 7/01/44	9,000,000	11,101,230
Subordinate, Refunding, Series B, 5.00%, 7/01/49	5,000,000	5,990,300
San Diego County Regional Airport Revenue, Subordinate, Governmental, Refunding, Series A, 5.00%, 7/01/49	5,000,000	6,130,150
San Diego County Regional Transportation Commission Revenue, Green Bond, Refunding, Series A, 5.00%, 4/01/44	2,800,000	3,584,616
San Diego County Regional Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.00%, 4/01/48	25,000,000	29,910,750
Series A, Pre-Refunded, 5.00%, 4/01/44	54,915,000	64,054,503
Series A, Pre-Refunded, 5.00%, 4/01/48	20,000,000	23,328,600
  |  15

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Diego Public Facilities Financing Authority Water Revenue, Senior, Refunding, Series B, 4.00%, 8/01/45	$4,500,000	$5,404,365
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	12,094,822
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	8,337,454
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	10,894,820
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, 6.00%, 7/01/33	104,505,000	127,922,480
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	32,362,972
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	69,625,154
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	91,182,525
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	66,916,316
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	40,461,739
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,393,950
GO, Election of 2012, Series L, 4.00%, 7/01/49	30,000	34,904
San Francisco City and County Airport Commission International Airport Revenue,
Refunding, Second Series, Series A, 5.00%, 5/01/42	21,110,000	24,668,935
Refunding, Second Series, Series A, 5.00%, 5/01/47	49,090,000	56,989,072
Refunding, Second Series, Series A, 5.00%, 5/01/49	25,000,000	30,006,500
Refunding, Second Series, Series B, 5.00%, 5/01/47	70,725,000	83,421,552
Refunding, Second Series, Series D, 5.00%, 5/01/48	117,910,000	139,261,143
Refunding, Second Series, Series D, 5.25%, 5/01/48	120,000,000	143,854,800
Refunding, Second Series, Series E, 5.00%, 5/01/48	44,650,000	53,509,006
Second Series, Series B, 5.00%, 5/01/44	31,000,000	34,970,170
Second Series, Series B, 5.00%, 5/01/46	28,040,000	31,950,739
Second Series, Series E, 5.00%, 5/01/50	6,500,000	7,792,005
San Francisco City and County MFHR, Eastern Park Apartments, Series J, 2.55%, 7/01/39	56,506,000	58,017,535
San Francisco City and County Public Utilities Commission Water Revenue,
Sub-Series A, Pre-Refunded, 5.00%, 11/01/36	23,490,000	25,531,046
Sub-Series A, Pre-Refunded, 5.00%, 11/01/41	5,800,000	6,169,750
Sub-Series A, Pre-Refunded, 5.00%, 11/01/43	71,735,000	77,968,054
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,759,800
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	3,530,000	3,321,130
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,724,977
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,410,000
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	12,100,920
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	11,426,301
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	130,464,087
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	175,653,754
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	201,101,559
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	179,692,781
  |  16

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	$141,024,000	$180,349,953
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	5,565,936
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	31,267,630
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	33,581,749
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	137,938,750
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	472,445,300
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,632,900
Refunding, Series A, 5.00%, 3/01/47	20,000,000	23,067,800
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,857,600
San Jose Evergreen Community College District GO, Election 2016, Series B, 2.50%, 9/01/45	24,815,000	24,672,066
San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,934,497
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	10,196,600
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	10,161,600
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	6,689,358
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	6,385,761
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26	15,825,000	13,854,154
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27	18,605,000	17,173,531
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28	19,470,000	17,628,917
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,961,300
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	16,908,450
San Marcos School Financing Authority Lease Revenue, AGMC Insured, Pre-Refunded, 5.00%, 8/15/40	15,635,000	15,724,745
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	5,861,667
San Mateo Foster City PFA Wastewater Revenue, Clean Water Program, 5.00%, 8/01/49	29,000,000	36,695,150
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/43	11,535,000	13,840,500
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,953,750
San Rafael City High School District GO, Election of 2015, Series B, 4.00%, 8/01/47	17,060,000	19,564,579
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,652,215
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,603,196
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,273,601
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	11,268,500
Santa Ana CRDA Tax Allocation,
Merged Project Area, Series A, Pre-Refunded, 6.25%, 9/01/24	7,005,000	7,286,951
Merged Project Area, Series A, Pre-Refunded, 6.75%, 9/01/28	13,500,000	14,083,470
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	11,225,000	10,073,876
Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	540,000	545,044
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,172,200
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	15,594,230
  |  17

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	$16,495,000	$18,671,185
Series A, 5.00%, 2/01/50	21,050,000	23,758,082
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,011,280
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,507,920
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn., 8/01/42	49,000,000	26,536,440
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%, 12/01/45	10,000,000	11,850,200
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	11,605,860
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	22,597,050
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	22,870,000	24,054,209
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	2,055,105
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	2,088,542
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	2,119,815
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	2,141,938
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,811,300
Stanislaus USD, GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,578,738
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	2,150,000	2,398,605
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,479,537
Temple City USD, GO, Election of 2012, Series A, Pre-Refunded, 5.00%, 8/01/43	10,000,000	11,446,700
Transbay Joint Powers Authority Revenue,
Green Bond, Tax Allocation Bonds, Senior, Series A, 5.00%, 10/01/45	7,315,000	8,950,268
Green Bond, Tax Allocation Bonds, Senior, Series A, 5.00%, 10/01/49	5,160,000	6,289,782
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,264,889
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,042,450
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.375%, 5/01/33	3,185,000	3,637,334
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.50%, 5/01/38	8,305,000	9,513,627
Capital Improvement Projects, BAM Insured, Pre-Refunded, 5.50%, 5/01/43	10,855,000	12,434,728
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,141,745
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,276,910
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,939,160
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	5,252,390
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	5,463,374
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	81,252,750
Refunding, Series L, 5.00%, 5/15/47	49,575,000	57,506,504
  |  18

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	University of California Revenue,
	Limited Project, Refunding, Series I, 5.00%, 5/15/40	$22,990,000	$27,025,435
	Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,607,182
	Limited Project, Refunding, Series K, 4.00%, 5/15/46	19,850,000	21,979,111
	Limited Project, Refunding, Series O, 5.00%, 5/15/39	14,400,000	18,062,640
	Limited Project, Refunding, Series O, 5.00%, 5/15/43	30,120,000	37,348,800
	Limited Project, Series M, 5.00%, 5/15/37	15,410,000	18,989,589
	Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,427,789
	Upland COP,
	San Antonio Community Hospital, Pre-Refunded, 6.50%, 1/01/41	34,130,000	35,091,783
	San Antonio Regional Hospital, Refunding, 5.00%, 1/01/47	14,400,000	15,897,312
	Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	30,880,755
	Vacaville Unified School District GO, Series D, 4.00%, 8/01/45	2,000,000	2,306,760
	Val Verde USD,
	GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,316,730
	GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,420,400
	GO, Series A, 4.00%, 8/01/46	1,450,000	1,643,039
	GO, Series A, 2.75%, 8/01/49	3,000,000	3,007,170
	GO, Series E, 2.75%, 8/01/46	1,100,000	1,106,105
	Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,620,000	3,630,860
	Ventura County Revenue, TRAN, 5.00%, 7/01/20	43,000,000	43,000,000
	Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC Insured, 5.00%, 9/01/37	3,020,000	3,483,359
	Vista USD,
	GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	6,755,463
	GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	4,468,029
	Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	16,824,150
	Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	11,000,000	11,039,490
	West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,266,440
	West Sacramento Area Flood Control Agency Assessment Revenue,
	AGMC Insured, 5.00%, 9/01/40	3,000,000	3,583,380
	AGMC Insured, 5.00%, 9/01/45	7,500,000	8,900,400
	Pre-Refunded, 5.25%, 9/01/41	9,030,000	9,554,372
	West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	6,619,995
[a]	Western Municipal Water Districts Facilities Authority Water Revenue,
	Refunding, Series A, 5.00%, 10/01/39	2,900,000	3,883,158
	Refunding, Series A, 5.00%, 10/01/40	2,500,000	3,340,425
	Refunding, Series A, 5.00%, 10/01/50	2,480,000	3,249,643
	Refunding, Series A, 5.00%, 10/01/45	1,500,000	1,974,165
	Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,065,010
	Western Riverside Water and Wastewater Financing Authority Revenue,
	Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,757,070
	Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,509,925
  |  19

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Municipal Bonds (continued)
	California (continued)
	Wiseburn School District GO,
	Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	$9,215,000	$9,256,191
	Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	10,579,600
			15,902,012,012
	U.S. Territories 0.8%
	Puerto Rico 0.8%
	Children’s Trust Fund Tobacco Settlement Revenue,
	Asset-Backed, Refunding, 5.50%, 5/15/39	6,210,000	6,246,825
	Asset-Backed, Refunding, 5.625%, 5/15/43	16,000,000	16,077,760
[b]	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%	9,475,000	1,409,406
[b]	Puerto Rico Electric Power Authority Power Revenue,
	Series A-RSA-1, 5.00%, 7/01/29	20,000,000	13,950,000
	Series A-RSA-1, 7.00%, 7/01/33	50,000,000	35,750,000
	Series A-RSA-1, 5.00%, 7/01/42	24,000,000	16,740,000
	Series WW-RSA-1, 5.00%, 7/01/28	12,030,000	8,390,925
	Series WW-RSA-1, 5.25%, 7/01/33	32,250,000	22,575,000
	Series XX-RSA-1, 5.25%, 7/01/40	14,000,000	9,800,000
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,800,000	6,003,000
			136,942,916
	Total Municipal Bonds before Short Term Investments (Cost $13,735,227,873)		16,038,954,928
	Short Term Investments 4.3%
	Municipal Bonds 4.3%
	California 4.3%
[c]	California State GO,
	Floating, Series A-2, LOC Bank of Montreal, Daily VRDN and Put, 0.05%, 5/01/33	39,040,000	39,040,000
	Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.07%, 5/01/34	36,310,000	36,310,000
	Kindergarten, Series A5, LOC Citibank, Daily VRDN and Put, 0.05%, 5/01/34	2,000,000	2,000,000
	Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.08%, 5/01/33	46,980,000	46,980,000
[c]	California Statewide CDA Revenue, Rady Children’s Hospital-San Diego, Series B, LOC Wells Fargo Bank, Daily VRDN and Put, 0.07%, 8/15/47	10,500,000	10,500,000
[c]	Eastern Municipal Water District Water and Wastewater Revenue, Refunding, Series A, SPA Bank of America, Daily VRDN and Put, 0.07%, 7/01/46	42,295,000	42,295,000
[c]	Irvine 1915 Act Special Assessment, Limited Obligation Improvement, AD No. 94-13, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.08%, 9/02/22	3,378,000	3,378,000
[c]	Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and Put, 0.08%, 10/01/41	8,600,000	8,600,000
[c]	Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series A, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 0.08%, 7/01/35	11,200,000	11,200,000
[c]	The Metropolitan Water District of Southern California Water Revenue,
	Refunding, Series A-2, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.07%, 7/01/37	40,460,000	40,460,000
	Special, Refunding, Series A-1, SPA Toronto Dominion Bank, Daily VRDN and Put, 0.07%, 7/01/37	29,015,000	29,015,000
  |  20

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
		Principal Amount	Value
	Short Term Investments (continued)
	Municipal Bonds (continued)
	California (continued)
[c]	Santa Clara Valley Transportation Authority Sales Tax Revenue,
	2000 Measure A, Refunding, Series C, SPA TD Bank National Association, Daily VRDN and Put, 0.05%, 4/01/36	$19,745,000	$19,745,000
	2000 Measure A, Refunding, Series D, SPA TD Bank National Association, Daily VRDN and Put, 0.05%, 4/01/36	14,170,000	14,170,000
[c]	Southern California Public Power Authority Revenue, Magnolia Power Project, Refunding, Series A, LOC US Bank National Association, Daily VRDN and Put, 0.09%, 7/01/36	106,615,000	106,615,000
[c]	University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1, Daily VRDN and Put, 0.09%, 5/15/32	24,610,000	24,610,000
[c]	University of California Revenue,
	General, Refunding, Series AL-1, Daily VRDN and Put, 0.07%, 5/15/48	108,405,000	108,405,000
	General, Refunding, Series AL-2, Daily VRDN and Put, 0.05%, 5/15/48	17,220,000	17,220,000
	General, Refunding, Series AL-3, Daily VRDN and Put, 0.06%, 5/15/48	85,570,000	85,570,000
	General, Refunding, Series AL-4, Daily VRDN and Put, 0.06%, 5/15/48	68,300,000	68,300,000
	Total Short Term Investments (Cost $714,413,000)		714,413,000
	Total Investments (Cost $14,449,640,873) 101.3%		16,753,367,928
	Other Assets, less Liabilities (1.3)%		(214,175,427)
	Net Assets 100.0%		$16,539,192,501

See Abbreviations on page 24.
[a]A portion or all of the security purchased on a when-issued basis.
[b] Defaulted security or security for which income has been deemed uncollectible.
[c]Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
  |  21

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  CONCENTRATION OF RISK
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4.  Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
  |  22

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At June 30, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
  |  23

Franklin California Tax-Free Income Fund
Notes to Statements of Investments (unaudited)
Abbreviations
Selected Portfolio

1915 Act	Improvement Bond Act of 1915
ABAG	The Association of Bay Area Governments
AD	Assessment District
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
COP	Certificate of Participation
CRDA	Community Redevelopment Authority/Agency
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority/Agency
ID	Improvement District
IDR	Industrial Development Revenue
LOC	Letter of Credit
MF	Multi-Family
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
MUD	Municipal Utility District
NATL	National Public Financial Guarantee Corp.
NATL RE	National Public Financial Guarantee Corp. Reinsured
PCFA	Pollution Control Financing Authority
PFA	Public Financing Authority
PFAR	Public Financing Authority Revenue
RDA	Redevelopment Agency/Authority
RSA	Restructuring Support Agreement
SFMR	Single Family Mortgage Revenue
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
TRAN	Tax and Revenue Anticipation Note
UHSD	Unified/Union High School District
USD	Unified/Union School District
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  24